Subsequent Events	12 Months Ended
Sep. 30, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 14 – SUBSEQUENT EVENTS

In October 2011, the Corporation’s Board of Directors approved a one for one-thousand (1:1,000) reverse split of the Corporation’s common stock, par value 0.001 per share. The reverse split was for shareholders, and the market effective date for the reverse stock split was October 7, 2011. As a result of the reverse stock split, for every one-thousand shares of the Corporation’s old common stock shareholders received one share of the Corporation’s new common stock.  Immediately following the forward split, the number of shares of the Corporation’s outstanding issued common stock was decreased from 2,591,993,048 to approximately 2,591,993 shares, par value 0.001.

In October 2011, the Company borrowed 43,750 from an unrelated party by issuing a 5% convertible promissory note.  The note is due on demand, but not sooner than six months from the date of issuance, and provides for nominal interest at the rate of five (5.0%) percent per annum. The note may be converted into unregistered shares of the Company’s common stock, par value 0.001 per share at the Conversion Price, as defined below, in whole, or in part, at any time beginning 180 days after the date of the notes, at the option of the holder. The Conversion Price shall be equal to 30% multiplied by the Variable Conversion Rate which is equal to the average of the three (3) lowest closing bid prices of the Common Stock during the ten (10) trading day period prior to the date of conversion.

On December 12, 2011, the Company issued 30,000,000 shares of common stock to it CEO in payment of services to be rendered.  The shares are subject to a three (3) year lock-up agreement with the Company, during which time the share certificate is held in escrow and the shares cannot be sold, transferred or otherwise encumbered.  If the CEO does not remain in his position, or a similar position with the Company for three (3) years, the shares will be returned to treasury and cancelled.  None of the shares are available to the CEO for the three (3) year period.

The Company has evaluated subsequent event for purposes of recognition or disclosure in the financial statements through the date of issuance of its financial statements.